Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [abstract]
Schedule of Related Party Transactions

	Years ended December 31,
	2020	2019
Personnel costs	$19	$21
General and administrative expenses	138	189
	$157	$210

Schedule of remuneration of key management personnel

	Years ended December 31,
	2020	2019
Salaries and benefits	$4,266	$4,716
Directors fees	707	702
Consulting fees	134	135
Share-based payments	11,115	5,449
	$16,222	$11,002